Condensed Consolidated Statements of Cash Flows - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Receipts from customers	$ 18,663,267	$ 19,727,952	$ 33,854,067	$ 28,063,458
Payments to suppliers and employees	(20,471,825)	(21,046,214)	(35,364,877)	(26,711,708)
Tax Refund received/Income tax paid	(160,692)	(59,334)	34,510	(109,878)
Interest paid	(499,739)	(209,812)	(708,630)	(552,076)
Net cash (used in) operating activities	(2,468,989)	(1,587,408)	(2,184,930)	689,796
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(805,084)	(1,716,060)	(3,975,622)	(2,820,536)
Net cash (used in) investing activities	(805,084)	(1,716,060)	(3,975,622)	(2,820,536)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from capital contributed			3,024,191
Payment of capital raising cost			(3,804,192)
Proceeds from convertible notes			1,533,742
Payment of convertible notes issued cost			(234,663)
Proceeds from related parties’ loans	2,800,660	4,732,555	2,578,062	3,072,911
Proceeds from secured borrowings	1,971,103	896,903	4,000,000	2,396,881
Repayment of related parties’ loans				(1,220,000)
Repayment of secured borrowings	(547,201)	(1,992,041)	(444,967)	(2,377,294)
Repayment of lease liability	(26,962)	(34,207)	(98,754)	(95,458)
Net cash provided by financing activities	4,197,600	3,603,210	6,553,419	1,777,040
Net (decrease)/increase in cash and cash equivalents held	923,527	299,742	392,867	(353,700)
Cash and cash equivalents at beginning of period	514,140	121,273	121,273	474,973
Cash and cash equivalents at the end of December period	$ 1,437,667	$ 421,015	$ 514,140	$ 121,273